Financial Risk Management - Maximum Credit Exposure (Detail) - KRW (₩)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 7,066,754,000,000	₩ 6,375,027,000,000
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,369,423,000,000	1,270,572,000,000
Financial instruments [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,427,845,000,000	831,637,000,000
Available- for-sale financial assets [Member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	4,154,000,000	13,548,000,000
Accounts receivable - trade [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	2,214,353,000,000	2,247,895,000,000
Contract assets [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	148,281,000,000	191,858,000,000
Loans and receivables [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,738,003,000,000	1,668,557,000,000
Derivatives hedging instrument [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 164,695,000,000	₩ 150,960,000,000